REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
REVENUE AND COST OF SALES
Production costs	$ 39,518	$ 38,600
Write down of equipment and materials and supplies inventory	593	1,144
Depreciation and depletion	3,581	3,233
Total cost	$ 43,692	$ 42,977